Other financial liabilities - SEPI Loan (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 EUR (€)
Other financial Liabilities
Borrowings	$ 57,162		$ 46,548
Government grant	3,743		$ 2,015	$ 4,236	€ 3,807
SEPI Loan
Other financial Liabilities
Borrowings				38,300	34,500
Financial liabilities at amortised cost	37,074
Intercompany loan exempt	$ 20,000
SEPI Loan | Ferroglobe Plc interest in Groupo FerroAtlantica and Grupo FerroAtlantica de Servicios
Other financial Liabilities
Percentage of ownership interest ceases to exist which triggers change of control and early repayment	51.00%
SEPI Loan | Grupo Villar Mir SAU Voting Stake in Ferroglobe PLC
Other financial Liabilities
Percentage of ownership interest ceases to exist which triggers change of control and early repayment	35.00%
SEPI Loan | FG Spain Direct or Indirect Interest In FG Corporate [member]
Other financial Liabilities
Percentage of ownership interest ceases to exist which triggers change of control and early repayment	100.00%
SEPI Loan | Grupo Ferroatlntica, S.A.U. and Grupo Ferrotlantica de Servicios, S.L.U.,
Other financial Liabilities
Debt instrument threshold amount of default on payment obligations	$ 2,700	€ 2,500
Debt Instrument, Threshold Amount of Default On Payment Obligations On Commercial Non Financial Nature	2,700	2,500
Debt Instrument, Threshold Amount of Default on Payment Obligations with Creditors	$ 5,500	€ 5,000
SEPI Loan | Level 2 of fair value hierarchy | Discounted cash flow
Other financial Liabilities
Financial liabilities, at fair value				34,149	30,693
SEPI Loan | Fixed rate
Other financial Liabilities
Borrowings				$ 18,800	€ 16,900
Interest rate (as a percent)				2.00%	2.00%
SEPI Loan | Floating rate
Other financial Liabilities
Borrowings				$ 19,500	€ 17,600
SEPI Loan | Floating rate | Interest rate spread, first year
Other financial Liabilities
Applicable margin (as a percent)				2.50%	2.50%
SEPI Loan | Floating rate | Interest rate spread, second and third years
Other financial Liabilities
Applicable margin (as a percent)				3.50%	3.50%
SEPI Loan | Floating rate | Interest Rate Spread, Fourth Year
Other financial Liabilities
Applicable margin (as a percent)				5.00%	5.00%
SEPI Loan | Floating rate | Interest Rate Spread, Additional
Other financial Liabilities
Applicable margin (as a percent)				1.00%	1.00%
SEPI Loan | Loan maturing in February 2025
Other financial Liabilities
Borrowings				$ 19,150	€ 17,250
SEPI Loan | Loan maturing in June 2025
Other financial Liabilities
Borrowings				$ 19,150	€ 17,250